STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)						1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	May 02, 2016	Jan. 02, 2015	Feb. 01, 2013	Aug. 15, 2012	Mar. 07, 2012	Jan. 24, 2017	Jan. 19, 2017	Dec. 31, 2016	Oct. 31, 2016	Jul. 31, 2016	Apr. 25, 2012	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Nov. 29, 2016	Jul. 12, 2016	Apr. 06, 2016	May 18, 2015	May 08, 2015	Apr. 30, 2014
Convertible notes payable																	$ 129,967
Number of options												2,000,000		2,000,000		2,000,000	2,000,000						2,000,000
Stock options exercisable												$ 0.35		$ 0.35		$ 0.35	$ 0.35						$ 0.35
Accrued salaries												$ 877,801		$ 877,801
Debt conversion converted amount														(156,283)
Proceeds from issuance of stock														1,000
Gain on extinguishment of debt												$ 207,803		$ 207,803
Common stock, Issued												911,923,522		911,923,522		180,432,013	57,188,313
Common stock, Authorized												3,000,000,000		3,000,000,000		3,000,000,000	3,000,000,000			1,000,000,000
Common stock value												$ 911,924		$ 911,924		$ 180,434	$ 57,189
Common stock, par value												$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock payable												$ 291,668		$ 291,668		$ 3,395,483	$ 90,000
Common stock warrants																	10,000
Anti-dilution provisions																3,289,192
Common stock reserved																3,299,192
Derivative liabilities												$ 48,062		$ 48,062		$ 395,619
Cancellation of common stock																40,000
Increase in additional paid-in capital																$ 39
Convertible Notes Payable [Member]
Maturity date		Mar. 01, 2013	Feb. 01, 2014	Oct. 31, 2013							Jul. 31, 2013
Common stock, par value		$ 0.10
Loss on extinguishment of debt																						$ 975,000
Stock Issuances [Member]
Common stock subscriptions payable	$ 2,925,000																		$ 10,000
Common stock shares issued														731,491,509
Common stock shares issued during period							5,000,000
Proceeds from issuance of stock							$ 10,000
Common stock, Issued																123,283,700
Preferred Shares conversion																1,000,000
Preferred Shares conversion value																$ 1,000,000
Accrued dividends																$ 410,685
Accrued dividends conversion shares																123,283,700
Conversion price per shares																$ 0.01
Common stock value																$ 1,849,256
Common stock, par value																$ 0.015
Loss on extinguishment of debt																$ 438,571
Stock Issuances [Member] | Accounts Payable [Member]
Common stock shares issued														28,625,000
Debt conversion converted amount														$ 5,725
Stock Issuances [Member] | Cash [Member]
Common stock shares issued														5,000,000
Debt conversion converted amount														$ 1,000
Stock Issuances [Member] | Accrued expenses [Member]
Common stock shares issued														2,082,190
Debt conversion converted amount														$ 208,219
Stock Issuances [Member] | Private Placement [Member]
Common stock shares issued								27,740,423		1,096,397				41,784,320
Debt conversion converted amount														$ 118,230
Debt conversion converted amout of services rendered														$ 60,000
Class of warrant or rights issued												43,025,313		43,025,313
Maturity date														Mar. 01, 2022
Stock Issuances [Member] | Private Placement [Member] | Minimum [Member]
Exercise price												$ 0.0001		$ 0.0001
Stock Issuances [Member] | Private Placement [Member] | Maximum [Member]
Exercise price												$ 0.01		$ 0.01
Stock Issuances [Member] | Private Placement [Member] | Cash [Member]
Common stock shares issued														12,947,500
Proceeds from private placement														$ 118,230
Stock Issuances [Member] | Fee [Member]
Common stock shares issued														7,000,000
Debt conversion converted amount														$ 34,300
Stock Issuances [Member] | Convertible Notes Payable [Member]
Common stock subscriptions payable	$ 2,925,000
Common stock shares issued	194,999,999													194,999,999
Debt conversion converted amount														$ 2,925,000
Stock Issuances [Member] | Convertible Notes Payable [Member] | Settlement Agreement [Member]
Common stock shares issued														452,000,000
Debt conversion converted amount														$ 56,100
Debt conversion converted amout of derivative liability														156,283
Stock Issuances [Member] | Convertible Notes Payable [Member] | Settlement Agreement [Member] | Fee [Member]
Common stock shares issued									7,000,000
Debt conversion converted amount									$ 34,300
Stock Issuances [Member] | Consultant [Member]
Common stock shares issued during period						28,625,000
Amount of services rendered						$ 5,725
Stock Issuances [Member] | Former employee [Member]
Common stock reserved						2,082,190
Accrued salaries						$ 208,219
Gain on extinguishment of debt						$ 207,803
Stock Issuances [Member] | Related Parties [Member] | Private Placement [Member]
Proceeds from private placement														49,200
Stock Issuances [Member] | Services [Member] | Private Placement [Member]
Proceeds from private placement														$ 60,000
Authorized Shares [Member]
Increase authorized common share																		3,000,000,000		1,000,000,000
Increase authorized preferred share																				10,000,000
Common stock, Authorized																3,000,000,000
Stock Options [Member]
Number of options					2,000,000
Stock options exercisable					$ 0.35
Stock option expiration period					10 years
Warrants [Member]
Number of options												76,660,313		76,660,313		11,522,170
Stock options exercisable												$ 0.01		$ 0.01		$ 0.01	$ 0.33						$ 0.33
Common stock reserved												76,660,313		76,660,313
Common Stock Payable [Member]
Convertible notes payable																					$ 1,950,000
Conversion price per shares																					$ 0.01
Market Price per share																					$ 0.015
Loss on extinguishment of debt																					$ 975,000
Convertible notes payable into shares																					194,999,999
Common stock payable																$ 2,925,000
Common stock and warrants cash																75,000
Common stock and warrants services																13,815
Common stock payable related to warrent																88,815
Derivative liabilities																$ 395,619